Gross investment in lease - Schedule of Gross Investment in Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Gross investment in lease	$ 861,979	$ 723,374
Current portion	(44,348)	(35,478)
Gross investment in lease, non-current portion	$ 817,631	$ 687,896